Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Parent Company Deficit [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 16	$ (16)	$ (117)		$ (117)
Balance, shares at Dec. 31, 2017	16,131
Net transfer from Parent company			523		523
Net loss			(524)		(524)
Balance at Dec. 31, 2018	$ 16	(16)	(118)		(118)
Balance, shares at Dec. 31, 2018	16,131
Net transfer from Parent company			514		514
Net loss			(189)	(140)	(329)
Consummation of the Carve-out		207	(207)
Capital contribution from Parent company		90			90
Balance at Mar. 31, 2019	$ 16	281		(140)	157
Balance, shares at Mar. 31, 2019	16,131
Balance at Dec. 31, 2018	$ 16	(16)	(118)		(118)
Balance, shares at Dec. 31, 2018	16,131
Net transfer from Parent company			514		514
Net loss			(189)	(1,640)	(1,829)
Consummation of the Carve-out		207	(207)
Capital contribution from Parent company		720			720
Sale of assets to Parent company		168			168
Effect of reverse recapitalization	$ 11	3,029			3,040
Effect of reverse recapitalization, shares	10,754
Share based compensation		27			27
Balance at Dec. 31, 2019	$ 27	4,135		(1,640)	2,522
Balance, shares at Dec. 31, 2019	26,885
Net loss				(1,413)	(1,413)
Share based compensation		701			701
Issuance of shares and warrants	$ 2	907			909
Issuance of shares and warrants, shares	1,960
Balance at Mar. 31, 2020	$ 29	$ 5,743		$ (3,053)	$ 2,719
Balance, shares at Mar. 31, 2020	28,845